5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses

		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2021	$ -	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2021	$ -	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2021
Concession fees and taxes	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Geological salaries and consulting	-	22,203	-	-	-	-	-	22,203
Insurance	-	449	-	-	-	-	-	449
Legal and accounting	-	-	-	-	-	-	-	-
Office and administrative fees	-	-	-	-	-	-	-	-
Rent	-	-	-	-	-	-	-	-
Site costs	-	-	-	-	-	-	-	-
Travel	-	2,300	-	-	-	-	-	2,300
Reimbursements from optionee	-	(483,950)	-	-	-	-	-	(483,950)
	$ -	$ (458,998)	$ -	$ -	$ -	$ -	$ -	$ (458,998)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	11,839	206,975	4	-	1,274,290
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,537,815	4,692,323	119,801	720,879	12,359	-	13,708,001
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,622	46,429	14,604	15,007	-	-	106,345
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	253,950	236,040	80,223	101,624	5,255	63,191	783,982
Rent	188,804	606,084	408,092	28,694	88,221	-	20,560	1,340,455
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	194,203	172,925	185,127	194,582	-	8,865	827,154
Travel	75,625	239,667	171,652	60,107	22,478	-	15,326	584,855
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(8,612,772)	(2,741,482)	(2,834,986)	(45,158)	-	-	(16,383,742)
	$ 488,524	$ 233,828	$ 3,656,662	$ 151,912	$ 1,787,017	$ 252,083	$ 248,848	$ 6,818,874

		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2020	$ -	$ 167,920	$ -	$ 1	$ -	$ -	$ -	$ 167,921
Write-down of property during the year	-	-	-	(1)	-	-	-	(1)
As of December 31, 2020	$ -	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2020
Concession fees and taxes	$ -	$ -	$ -	$ 1,841	$ -	$ -	$ -	$ 1,841
Geological salaries and consulting	-	6,872	-	-	8,971	-	-	15,843
Office and administrative fees	-	4,414	-	74	444	-	-	4,932
Rent	-	55,899	-	-	-	-	-	55,899
Site costs	-	1,539	-	53	-	-	-	1,592
Travel	-	236	-	-	-	-	-	236
Reimbursements from optionee	-	(434,982)	-	-	-	-	-	(434,982)
	$ -	$ (366,022)	$ -	$ 1,968	$ 9,415	$ -	$ -	$ (354,639)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	11,839	206,975	4	-	1,274,290
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,515,612	4,692,323	119,801	720,879	12,359	-	13,685,798
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,173	46,429	14,604	15,007	-	-	105,896
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	253,950	236,040	80,223	101,624	5,255	63,191	783,982
Rent	188,804	606,084	408,092	28,694	88,221	-	20,560	1,340,455
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	194,203	172,925	185,127	194,582	-	8,865	827,154
Travel	75,625	237,367	171,652	60,107	22,478	-	15,326	582,555
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(8,128,822)	(2,741,482)	(2,834,986)	(45,158)	-	-	(15,899,792)
	$ 488,524	$ 692,826	$ 3,656,662	$ 151,912	$ 1,787,017	$ 252,083	$ 248,848	$ 7,277,872